Inventories	12 Months Ended
Feb. 01, 2014
Inventories

11. Inventories

Signet held $312.6 million of consignment inventory at February 1, 2014 (February 2, 2013: $227.7 million) which is not recorded on the balance sheet. The principal terms of the consignment agreements, which can generally be terminated by either party, are such that Signet can return any or all of the inventory to the relevant suppliers without financial or commercial penalties and the supplier can vary the inventory prices prior to sale.

Inventories

	February 1, 2014	February 2, 2013
(in millions)
Raw materials	$41.8	$41.2
Finished goods	1,446.2	1,355.8

Total inventories	$1,488.0	$1,397.0

Inventory reserves

	Balance at beginning of period	Charged to profit	Utilized(1)	Balance at end of period
(in millions)
Fiscal 2012	$27.8	$18.4	$(16.9)	$29.3
Fiscal 2013	29.3	23.6	(29.5)	23.4
Fiscal 2014	23.4	33.3	(40.4)	16.3

(1)	Including the impact of foreign exchange translation between opening and closing balance sheet dates.